Marketable Securities - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Predecessor Company [Member]
Investments Debt And Equity Securities [Abstract]
Marketable securities	$ 0	$ 29,127,000